Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Bridge Media LLC [Member]
Cash Flows from Operating Activities
Net loss	$ (7,436)	$ (27)	$ (127)
Adjustments to reconcile consolidated net income to net cash from operating activities:
Depreciation	550
ROU asset amortization/lease liability payments	3
Bad debt expense	218		25
Expenses directly paid by related party	4,280
Changes in operating assets and liabilities which provided (used) cash:
Accounts receivable	(2,717)	(41)	(138)
Prepaid advertising and other	(172)
Accounts payable	(73)	68	5
Accrued expenses and other liabilities	1,284		123
Net cash used in operating activities	(4,063)		(112)
Cash Flows from Investing Activities
Purchase of property and equipment	(5,433)
Net cash used in investing activities	(5,433)
Cash Flows from Financing Activities
Proceeds from revolving credit facility	28,090
Payments on revolving credit facility	(1,800)
Distributions	(16,749)
Contributions			130
Net cash provided by financing activities	9,541		130
Net Increase in Cash and Cash Equivalents	45		18
Cash and Cash Equivalents – Beginning of period	18
Cash and Cash Equivalents – End of period	63	0	18
Cash, cash equivalents, and restricted cash
Cash and cash equivalents	63		18
Supplemental Cash Flow Information
Non-cash contributions	3,911	1,000	4,666
The Arena Group Holdings Inc [Member]
Cash Flows from Operating Activities
Net loss	(50,027)	(57,161)	(70,858)	(89,940)
Adjustments to reconcile consolidated net income to net cash from operating activities:
Depreciation	276	395	539	443
Amortization of platform development and intangible assets	20,834	19,828	26,570	24,731
Amortization of debt costs			1,581	2,106
Amortization of debt discounts	2,178	1,215
Noncash and accrued interest	754	86
Loss on impairment of assets	119	466	466	1,192
Loss on impairment of lease				466
Loss on termination of lease				7,345
Change in fair value of contingent consideration	469			(34)
Liquidated damages	455	639	1,140	2,637
Gain upon debt extinguishment				(5,717)
Accrued and noncash converted interest			320	6,956
Stock-based compensation	16,978	24,777	31,345	30,493
Deferred income taxes	109	(1,235)	(1,200)	(1,674)
Bad debt expense	217	609	658	499
Other		184	184
Changes in operating assets and liabilities which provided (used) cash:
Accounts receivable	(4,213)	(1,710)	(2,038)	(3,884)
Subscription acquisition costs	(1,631)	8,100	(1,667)	3,108
Royalty fees		11,250	11,250	15,000
Prepayments and other current assets	(2,465)	2,107	2,280	49
Other long-term assets	(62)	75	(285)	692
Accounts payable	(1,719)	(7,652)	(6,535)	3,752
Accrued expenses and other liabilities	1,670	(3,390)	(2,996)	7,474
Unearned revenue	(146)	(7,382)	3,898	(15,819)
Subscription refund liability	(95)	(2,250)	(2,379)	(949)
Operating lease liabilities	(171)	(162)	(218)	(2,489)
Other long-term liabilities	(5,795)	(3,465)	(3,359)	(1,166)
Net cash used in operating activities	(22,265)	(14,676)	(11,304)	(14,729)
Cash Flows from Investing Activities
Purchase of property and equipment		(444)	(530)	(377)
Capitalized platform development	(2,967)	(3,990)	(5,179)	(4,819)
Proceeds from sale of equity investment		2,450	2,450
Payments for acquisition of business, net of cash acquired	(500)	(10,331)	(35,331)	(7,950)
Net cash used in investing activities	(3,467)	(12,315)	(38,590)	(13,146)
Cash Flows from Financing Activities
Proceeds from bridge notes	5,703		34,728
Proceeds from long-term debt				5,086
Payments of long-term debt			(5,928)
Proceeds (repayments) under line of credit, net borrowing	3,211	6,486	2,104	4,809
Proceeds from common stock registered direct offering	11,500	32,058
Payments of issuance costs from common stock registered direct offering	(167)
Payments of debt issuance costs	(100)
Proceeds from common stock public offering, net of offering costs		94	32,058
Payments of issuance costs from common stock public offering		(1,568)	(1,568)
Proceeds from common stock private placement				20,005
Payments of issuance costs from common stock private placement				(167)
Proceeds from exercise of common stock options			95
Payment of deferred cash payments	(75)	(453)	(453)
Payment of taxes from common stock withheld	(1,423)	(3,520)	(4,468)	(70)
Payment of restricted stock liabilities		(2,152)	(2,152)	(1,472)
Net cash provided by financing activities	18,649	30,945	54,416	28,191
Net Increase in Cash and Cash Equivalents	(7,083)	3,954	4,522	316
Cash and Cash Equivalents – Beginning of period	14,373	9,851	9,851	9,535
Cash and Cash Equivalents – End of period	7,290	13,805	14,373	9,851
Cash, cash equivalents, and restricted cash
Cash and cash equivalents	7,290	13,303	13,871	9,349
Restricted cash		502	502	502
Total cash, cash equivalents, and restricted cash	7,290	13,805	14,373	9,851
Supplemental Cash Flow Information
Cash paid for interest	10,835	7,209	9,528	1,393
Cash paid for income taxes	85
Non-cash activities:
Reclassification of stock-based compensation to platform development	785	1,529	1,884	2,045
Issuance cost of offerings recorded in accrued expenses and other	189
Issuance of common stock in connection with settlement of liquidated damages	499	7,008		125
Restricted stock issued in connection with an acquisition				502
Debt costs recorded in accrued expenses and other and in other long-term liabilities			441	509
Reclassification of warrants to equity				1,113
Issuance of common stock in connection with settlement of liquidated damages			7,008
Issuance of common stock upon conversion of Series H convertible preferred stock	13,008	511
Issuance of common stock in connection with acquisitions	2,000	3,141	3,141
Deferred cash payments recorded in connection with acquisitions	246	949	628	1,324
Assumptions of liabilities in connection with acquisitions	1,246	11,602	$ 17,100	$ 85
Reclassification to liability upon common stock modification	$ 68